Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company has prepared the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP. The Company’s consolidated financial statements reflect the operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related share price information to give effect to the Exchange Ratio established in the Merger Agreement. Operations prior to the Merger are those of Legacy Humacyte.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in the financial statements include stock-based compensation costs, right-of-use, or ROU assets, accruals for research and development activities, contingent earnout liability, fair value of common stock warrants, redeemable convertible preferred stock and income taxes. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

Segments
Segments
The Company operates and manages its business as one reportable and operating segment. The Company is developing proprietary, bioengineered, acellular human tissues that are designed to be used in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources.

Comprehensive loss
Comprehensive loss
Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for the years ended December 31, 2021 and 2020.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments, including certificates of deposit (“CDs”) purchased with an original maturity of three months or less at the date of purchase, to be cash equivalents. Cash deposits are held with financial institutions with investment-grade ratings in the United States of America, or U.S. Cash deposits typically exceed federally insured limits. As of December 31, 2021, cash and cash equivalents consisted of cash on deposit with banks denominated in U.S. dollars, investments in money market funds, and CDs maturing within three months of their purchase date. At December 31, 2020, cash and cash equivalents consisted of cash on deposit with banks denominated in U.S. dollars and investments in money market funds.
Short Term Investments
Short-term Investments
The Company classifies its certificates of deposit as cash and cash equivalents or short-term investments and reassesses the appropriateness of the classification of its investments at the end of each reporting period. Certificates of deposit held for investment with an original maturity greater than three months are carried at amortized cost and reported as short-term investments on the consolidated balance sheets. The type of certificates of deposit that the Company invests in are not considered debt securities under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) 320, Investments - Debt Securities.

Grant Revenue
Grant Revenue
The Company generates revenue primarily from government and other awarded grants that reimburse the Company for certain allowable costs related to research and development efforts. These grants include the following terms:

Revenue from Customers
Revenue from Customers
Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract.
In addition, ASC 606 requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.
For contracts where the period between when the Company transfers a promised good or service to the customer and when the customer pays is one year or less, the Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and short-term investments consisting of CDs. Total cash balances exceeded insured balances by the Federal Deposit Insurance Corporation as of December 31, 2021 and 2020. The company has cash equivalents that are invested in highly rated money market funds invested only in obligations of the U.S. government and its agencies.
The majority of the Company’s revenue has been derived from government grants.
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders
The Company follows the two-class method to compute basic and diluted net loss per share attributable to common stockholders when shares meet the definition of participating securities. The two-class method determines net loss per common share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the redeemable convertible preferred stock did not have a contractual obligation to share in the Company’s losses.
Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive common stock. Diluted net loss per share attributable to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. As the Company has only incurred losses, basic and diluted net loss per share is the same.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement and Disclosures, establishes a hierarchy whereby inputs to valuation techniques used in measuring fair value are prioritized, or the fair value hierarchy. There are three levels to the fair value hierarchy based on reliability of inputs, as follows:
•Level 1 — Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
•Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3 — Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.
The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The determination requires significant judgments to be made by the Company.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net are recorded at cost less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives for significant asset categories are as follows:

Property and equipment	Estimated Useful Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Impairment of Long-Lived Assets	Impairment of Long-Lived AssetsThe Company reviews the carrying value of property and equipment for indicators of possible impairment whenever events and circumstances indicate that the carrying value of an asset or asset group may not be recoverable from the estimated future net undiscounted cash flows expected to result from its use and eventual disposition. In cases where estimated future net undiscounted cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of the asset or asset group. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.
Income Taxes
Income Taxes
Income taxes are computed using the asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements. In estimating future tax consequences, the Company considers all expected future events other than enactment of changes in tax laws or rates. A valuation allowance is recorded, if necessary, to reduce net deferred tax assets to their realizable values if management does not believe it is more likely than not that the net deferred tax assets will be realized. As of December 31, 2021 and 2020, the Company has recorded a full valuation allowance against its deferred tax assets.
The Company applies the accounting guidance for uncertainties in income taxes, which prescribes a recognition threshold and measurement process for recording uncertain tax positions taken, or expected to be taken, in a tax return in the financial statements. Additionally, the guidance also prescribes the treatment for derecognition, classification, accounting in interim periods and disclosure requirements for uncertain tax positions. The Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes.
The Company recognizes the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit can be recognized. Assessing an uncertain tax position begins with the initial determination of the sustainability of the position and is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed. Additionally, the Company must accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws.
The Company has analyzed its filing positions in all significant Federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. As of December 31, 2021 and 2020, the Company has determined that no uncertain tax positions would have a material impact on the financials statements of the Company. The Company is no longer subject to Federal, state, and local tax examinations by tax authorities for years before 2018 although carry-forward attributes that were generated prior to 2018 may still be adjusted upon examination by the taxing authorities if they either have been or will be used in a future period. No income tax returns are currently under examination by taxing authorities.

Intellectual Property
Intellectual Property
The Company seeks to protect its intellectual property by filing patent applications in the United States and abroad related to novel technologies and product candidates that it views as important to its business. The patent positions of biotechnology companies generally, including the Company’s patent positions, is highly uncertain and involves complex legal and factual questions for which legal principles remain unresolved. Patent costs have been expensed as incurred as general and administrative expense.

Research and Development
Research and Development
The Company expenses research and development costs as operating expenses as incurred. Research and development expenses consist primarily of:
•salaries and related overhead expenses for personnel in research and development functions, including stock-based compensation and benefits;
•fees paid to consultants and CROs, including in connection with clinical trials, and other related clinical trial fees, such as for investigator grants, patient screening, laboratory work and statistical compilation and analysis; allocation of facility lease and maintenance costs;
•depreciation of leasehold improvements, laboratory equipment and computers;
•costs related to purchasing raw materials for and producing product candidates for clinical trials;
•costs related to compliance with regulatory requirements;
•costs related to the manufacturing scale-out initiative; and
•license fees related to in-licensed technologies.

Accrued Research and Development
Accrued Research and Development
The Company has entered into various agreements with CROs and a CMO, which conduct preclinical studies and clinical trials and contract manufacturing activities. The Company’s research and development accruals are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses on the balance sheet. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accrual accordingly. Payments made under these arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. The Company terminated its agreement with its CMO on March 6, 2020. The remaining HAV inventory at the CMO was fully depleted during the year ended December 31, 2021.
Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation for employees and non-employees measured at grant date, based on the fair value of the award. The Company measures the fair value of awards granted using the Black-Scholes option pricing model and recognizes the expense over the requisite service period using the straight-line method. Option valuation models, including the Black-Scholes option-pricing model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, the expected term of the award, and the fair value of the underlying common stock on the date of grant. Forfeitures are accounted for as they occur.

Common Stock Warrants
Common Stock Warrants
In connection with the Merger, the Company assumed 5,000,000 publicly-traded warrants (“Public Warrants”) and 177,500 private placement warrants issued to AHAC Sponsor LLC (the “Sponsor”), Oppenheimer & Co. Inc. and Northland Securities, Inc, in connection with AHAC’s initial public offering (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”). The Common Stock Warrants entitle the holder to purchase one share of the Company’s Common stock, par value $0.0001 (“Common Stock”), at an exercise price of $11.50 per share. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be eligible for a cashless exercise. The Private Placement Warrants are non-redeemable for cash so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Common Stock Warrants to determine the appropriate financial statement classification upon the consummation of the Merger. The Common Stock Warrants are not mandatorily redeemable and are considered to be freestanding instruments as they are separately exercisable into common shares. As such, the Common Stock Warrants were not classified as liabilities under FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). The Company then evaluated the Common Stock Warrants under FASB ASC Topic 815, Derivatives and Hedging.
The agreement governing the Common Stock Warrants includes a provision (“Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Private Placement Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s ordinary shares, the Private Placement Warrants are not considered to be “indexed to the Company’s own stock” and therefore are not classified in stockholders’ equity. As the Private Placement Warrants meet the definition of a derivative, the Company recorded these warrants as liabilities on the consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.
The Public Warrants are considered to be “indexed to the Company’s own stock”. The agreement provides that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of the Company’s common shares, all holders of the Common Stock Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for all of their Common Stock Warrants. As the Company has a single class of common stock, a qualifying cash tender offer of more than 50% of the Company’s common stock will always result in a change-in-control and would not preclude permanent equity classification of the Public Warrants. Based on this evaluation, the Company concluded that the Public Warrants meet the criteria to be classified within stockholders’ equity.

Contingent Earnout Liability
Contingent Earnout Liability
In connection with the Reverse Recapitalization and pursuant to the Merger Agreement, Legacy Humacyte equity holders are entitled to receive as additional merger consideration of up to 15,000,000 shares of the Company’s Common Stock (the “Contingent Earnout Shares”), comprised of two separate tranches of 7,500,000 shares per tranche, for no consideration upon the occurrence of certain triggering events, including a change of control event that is not solely indexed to the common stock. In accordance with ASC 815-40, as the earnout shares were not indexed to the common stock, they were accounted for as a liability at the Reverse Recapitalization date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other (expense) income, net in the consolidated statements of operations and comprehensive loss.
The estimated fair value of the Contingent Earnout Shares was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over a ten-year period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the current Company common stock price, expected volatility, risk-free rate, expected term and expected dividend yield.
The Contingent Earnout Shares are categorized as a Level 3 fair value measurement (see “Fair Value of Financial Instruments” accounting policy described above) because the Company estimated projections over a ten-year period utilizing unobservable inputs. Contingent earnout payments involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.

Leases
Leases
The Company accounts for its leases under ASC 842, Leases. The Company determines if an arrangement is or contains a lease and the classification of that lease at inception of a contract. The Company’s operating lease assets are included in “operating lease right-of-use assets, net”, and the current and non-current portions of the operating lease liabilities are included in “operating lease obligation, current portion”, and “operating lease obligation, net of current portion”, respectively, on the balance sheets. The Company’s finance lease assets are included in “finance lease right-of-use assets, net”, and the current and non-current portions of the finance lease liabilities are included in “finance lease obligation, current portion”, and “finance lease obligation, net of current portion”, respectively, on the consolidated balance sheets.
Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases, and are recorded on the balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease right-of-use assets and lease obligations are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Operating lease right-of-use assets are adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. As the implicit rate for the operating leases were not determinable, the Company used an incremental borrowing rate based on the information available at the respective lease commencement dates in determining the present value of future payments. The incremental borrowing rate represents the interest rate the Company would expect to incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company determined the incremental borrowing rate by considering various factors, such as its credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, the lease term and the currency in which the lease was denominated. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably certain the Company will exercise any option to extend the contract.
Lease expenses for minimum lease payments for operating leases are recognized on a straight-line basis over the lease term. Amortization expense of the right-of-use asset for finance leases is recognized on a straight-line basis over the lease term and interest expense for finance leases is recognized based on the incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.
In calculating the right-of-use assets and lease liabilities, the Company has elected to combine lease and non-lease components for all asset classes. The Company excludes short-term leases, if any, having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.
Recently Adopted And Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). The FASB issued this update to remove certain exceptions to the general principles in the Accounting Standards Codification (“ASC”) Topic 740 and to improve consistent application of and simplify U.S. GAAP for other areas of ASC Topic 740 by clarifying and amending existing guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted ASU 2019-12 as of January 1, 2021. The adoption of the new guidance did not have a material impact on the Company’s financial statements and related disclosures.
In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470 – 20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815–40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company adopted ASU 2020-06 as of January 1, 2021. The adoption of this ASU had no impact on the Company’s financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In May 2021, the FASB issued ASU No. 2021-04, “Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” (“ASU 2021-04”). The FASB issued this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring after the effective date of the amendments. The Company plans to adopt the standard effective January 1, 2022 and does not expect a material impact to its consolidated financial statements or disclosures.
In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance” (“ASU 2021-10”) to improve financial reporting by requiring disclosures that increase the transparency of transactions with a government accounted for by applying a grant or contribution model by analogy, including (i) the types of transactions, (ii) an entity’s accounting for those transactions, and (iii) the effect of those transactions on an entity’s financial statements. ASU 2021-10 is effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early adoption is permitted and an entity can elect to apply the amendments in this guidance prospectively or retrospectively. The Company plans to adopt this standard effective January 1, 2022 and does not expect a material impact to its consolidated financial statements or disclosures.